Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

September 23, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
(File Nos. 333-17391 and 811-07959)
ActivePassive Large Cap Growth Fund (S000020408)
ActivePassive Large Cap Value Fund (S000020410)
ActivePassive Small/Mid Cap Fund (S000020411)
ActivePassive Global Bond Fund (S000020415)
ActivePassive Intermediate Taxable Bond Fund (S000020416)
ActivePassive Intermediate Municipal Bond Fund (S000020409)
ActivePassive International Equity Fund (S000020413)

Ladies and Gentlemen:

On behalf of the Trust and its series, ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive International Equity Fund (the “Funds”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related proxy voting card.  The Preliminary Proxy Statement contains a proposal for shareholders to consider and approve an investment advisory agreement by and between the Trust, on behalf of the Funds, and Envestnet Portfolio Solutions, Inc., the name under which FundQuest Incorporated will operate after it is acquired by Envestnet, Inc. on or about December 9, 2011.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures